REVENUE FROM PRODUCT SALES	12 Months Ended
Dec. 31, 2025
Disclosure of revenue [Abstract]
REVENUE FROM PRODUCT SALES	REVENUE FROM PRODUCT SALES

	US Dollars
Figures in millions	2025	2024	2023
Revenue consists of the following principal categories:
Gold income (2)	9,730	5,673	4,480
Spot market sales	9,610	5,359	4,213
Concentrate sales (1)	120	314	267
By-products (2)	163	120	102
	9,893	5,793	4,582
(1) The provisional price adjustments for the year ended 31 December 2025 were $1m (2024: $7m; 2023: $1m). A reasonable change in the provisional price would not result in a material impact on the concentrate sales revenue.
(2) The disaggregation of revenue from contracts with customers by primary geographical region is described in the segmental information note (refer to Note 2).

Accounting policies
Revenue from product sales comprises sales of:
•refined gold and doré bars;
•by-products including silver and sulphuric acid;  and
•gold concentrate.
Revenue is recognised at a point in time when control of the goods passes to the customer and the performance obligations of transferring control have been met. Control of the goods passes to the customer mainly on settlement date, with some exceptions where control of the goods passes on the date of delivery depending on the agreed-upon terms in the contract. The amount of revenue recognised reflects the consideration to which the entity is entitled in exchange for the goods transferred and is driven by the market prices of gold. The amount of revenue recognised from the sale of doré bars is net of refining and treatment charges.
Sales of gold concentrate are recorded when control of ownership passes to the customer, net of refining and treatment charges. Control of ownership passes to the customer either at the warehouse, on the date of issuance of a holding certificate to the customer, or at the time of shipment, depending on the terms agreed with the customer. Sales prices are provisionally set on a specified future date after shipment, based on market prices. Revenue is recorded using forward market gold prices on the expected date that the final sales will be determined.
Changes in the fair value as a result of changes in forward gold prices are classified as provisional price adjustments and included as a component of revenue.